CERTIFICATION
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Aspen Series (the “Registrant”). The Registrant’s 1933 Act No. is 033-63212 and the Registrant’s 1940 Act No. is 811-07736.
2.	There are no changes to the Prospectus and Statement of Additional Information from the forms of Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 54 (“PEA No. 54”) on August 31, 2011, pursuant to Rule 485(b) of the 1933 Act for the following portfolio:

Moderate Allocation Portfolio
- Institutional Shares
3.	The text of PEA No. 54 has been filed electronically.
DATED: September 2, 2011

JANUS ASPEN SERIES on behalf of the Portfolio
By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President